Accrued Liabilities and Other Payables (Details Narrative)			12 Months Ended
	Sep. 12, 2023 USD ($)	Sep. 12, 2023 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Sep. 12, 2023 MYR (RM)	May 10, 2023 USD ($)	May 10, 2023 MYR (RM)	Apr. 20, 2023 USD ($)	Apr. 20, 2023 MYR (RM)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 MYR (RM)
Payables and Accruals [Abstract]
Professional fees	$ 1,065,235	RM 5,000,000
Consulting expense paid			$ 896,234	RM 4,100,000
Prepaid Expense	$ 1,065,235		$ 896,234		RM 4,100,000	RM 5,000,000	$ 2,413,498	RM 11,000,000	$ 217,851	RM 1,000,000	$ 2,110,640	RM 10,000,000